UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments	FMC Select Fund

January 31, 2017	(Unaudited	)

	Shares	Value (000)

Common Stock (95.7%)

Airlines (2.0%)
Spirit Airlines*	90,000	$4,864

Banks (3.2%)
Wells Fargo	140,000	7,886

Basic Industry (4.5%)
Honeywell International	95,000	11,240

Chemicals (6.8%)
PPG Industries	85,000	8,501
WR Grace	120,000	8,321

		16,822

Consumer Products (13.5%)
Autozone*	9,500	6,887
Coty, Cl A	385,000	7,392
Newell Brands	231,415	10,953
Reckitt Benckiser Group(1)	98,000	8,389

		33,621

Food & Beverage (14.6%)
Anheuser-Busch InBev ADR	75,000	7,820
Dunkin’ Brands Group	100,000	5,187
Kraft Heinz	112,000	10,000
Nestle ADR	108,000	7,908
Yum! Brands	80,000	5,242

		36,157

Health Care (13.5%)
CVS Health	114,400	9,016
Danaher	150,000	12,588
Johnson & Johnson	106,000	12,004

		33,608

Miscellaneous (16.0%)
Berkshire Hathaway, Cl B*	81,550	13,386
Brookfield Asset Management, Cl A	280,000	9,682
Discover Financial Services	80,000	5,542
Onex	160,000	11,154

		39,764

Services (10.4%)
Aramark	250,000	8,460
KAR Auction Services	235,000	10,704
Service Corporation International	224,200	6,531

		25,695

Shipping (1.9%)
FedEx	25,000	4,728

Technology (9.3%)
Alphabet, Cl A*	14,200	11,647
Apple	94,000	11,407

		23,054

Schedule of Investments	FMC Select Fund

January 31, 2017	(Unaudited	)

	Shares	Value (000)

Total Common Stock
(Cost $150,308)		$237,439

Short-Term Investment (4.4%)
Dreyfus Treasury Prime Cash Management Fund, Cl I, 0.350%(2) (Cost $10,965)	10,965,152	10,965

Total Investments (100.1%)
(Cost $161,273)†		$248,404

Percentages are based on Net Assets (in thousands) of $248,232.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of January 31, 2017.
ADR	— American Depositary Receipt
Cl	— Class

† As of January 31, 2017, the tax basis cost of the Fund’s investments was $161,273 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $89,197 and $(2,066), respectively.

As of January 31, 2017, all of the investments for the Fund are Level 1, in accordance with the fair value hierarchy.

During the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-001-2700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017